Statements of Net Assets Available for Benefits - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investments, at fair value	$ 11,545,989,607	$ 10,050,851,329
Notes receivable from participants	53,426,491	55,075,814
Investment income receivable	3,183,700	3,673,906
Other Receivables	1,952,627	1,553,481
Participant contributions receivable	3,653,966	3,694,048
Company, net of forfeitures	99,943,872	91,925,106
Total assets	11,708,150,263	10,206,773,684
LIABILITIES
Accrued expenses	2,242,629	7,020,019
Payable for securities purchased	416,929	83,991
Payable for securities sold	837,217	908,943
Total liabilities	3,496,775	8,012,953
Net assets available for benefits	$ 11,704,653,488	$ 10,198,760,731